Schedule of intangible assets net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, gross		$ 12,896,994	$ 35,675,049
Less: accumulated amortization		(9,510,877)	(26,483,336)
Intangible assets, net	$ 3,000,978	3,386,117	9,191,713
Software [Member]
Intangible assets, gross			22,778,055
Trademarks and Trade Names [Member]
Intangible assets, gross		$ 7,043,640	7,043,640
Seamless Group Inc [Member]
Intangible assets, gross			35,675,049	$ 33,443,733
Less: accumulated amortization			(26,483,336)	(23,593,955)
Intangible assets, net			9,191,713	9,849,778	[1]
Seamless Group Inc [Member] | Software [Member]
Intangible assets, gross			22,778,055	20,546,739
Seamless Group Inc [Member] | Developed Technologies [Member]
Intangible assets, gross			5,853,354	5,853,354
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Intangible assets, gross			$ 7,043,640	$ 7,043,640

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.